________________________________________________________________________________


                          BLUE RIDGE TOTAL RETURN FUND

________________________________________________________________________________

                     a series of the Blue Ridge Funds Trust






                             Semi-Annual Report 1999


                          FOR THE PERIOD ENDED MAY 31,






                               INVESTMENT ADVISOR
                         Colonial Asset Management, Inc.
                              359 South Pine Street
                                  P.O. Box 1724
                              Spartanburg, SC 29304


                          BLUE RIDGE TOTAL RETURN FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 66.60%

     Aerospace & Defense - 1.38%
           The Boeing Company ....................................................                    1,500               $   63,094
                                                                                                                          ----------

     Beverages - 3.06%
           PepsiCo, Inc. .........................................................                    2,000                   71,000
           The Coca-Cola Company .................................................                    1,000                   68,500
                                                                                                                          ----------
                                                                                                                             139,500
                                                                                                                          ----------
     Brewery - 1.60%
           Anheuser-Busch Companies, Inc. ........................................                    1,000                   73,063
                                                                                                                          ----------

     Chemicals - 1.35%
           Air Products and Chemicals, Inc. ......................................                    1,500                   61,500
                                                                                                                          ----------

     Computer Software and Services - 5.23%
        (a)America Online, Inc. ..................................................                      500                   59,750
        (a)Cisco Systems, Inc. ...................................................                      900                   97,987
        (a)Microsoft Corporation .................................................                    1,000                   80,688
                                                                                                                          ----------
                                                                                                                             238,425
                                                                                                                          ----------
     Cosmetics & Personal Care - 2.99%
           Colgate-Palmolive Company .............................................                      700                   69,913
           The Gillette Company ..................................................                    1,300                   66,300
                                                                                                                          ----------
                                                                                                                             136,213
                                                                                                                          ----------
     Electronics - 3.23%
           General Electric Company ..............................................                      800                   81,350
           Hewlett-Packard Company ...............................................                      700                   66,019
                                                                                                                          ----------
                                                                                                                             147,369
                                                                                                                          ----------
     Electronics - Semiconductor - 3.78%
           Intel Corporation .....................................................                    1,200                   64,875
           Motorola, Inc. ........................................................                    1,300                  107,656
                                                                                                                          ----------
                                                                                                                             172,531
                                                                                                                          ----------
     Entertainment - 1.28%
           The Walt Disney Company ...............................................                    2,000                   58,500
                                                                                                                          ----------

     Financial - Banks, Commercial - 1.16%
           Wachovia Corporation ..................................................                      600                   52,950
                                                                                                                          ----------

     Financial - Banks, Money Center - 2.87%
           Bank of America .......................................................                    1,000                   64,688
           Citigroup Inc. ........................................................                    1,000                   66,250
                                                                                                                          ----------
                                                                                                                             130,938
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Financial Services - 1.39%
           The Charles Schwab Corporation ........................................                      600               $   63,450
                                                                                                                          ----------

     Food - Processing - 2.57%
           Campbell Soup Company .................................................                    1,300                   57,363
           Sara Lee Corporation ..................................................                    2,500                   60,000
                                                                                                                          ----------
                                                                                                                             117,363
                                                                                                                          ----------
     Food - Wholesale - 2.38%
           Best Foods ............................................................                    1,300                   65,000
           Wm. Wrigley Jr. Company ...............................................                      500                   43,531
                                                                                                                          ----------
                                                                                                                             108,531
                                                                                                                          ----------
     Foreign Securities - 2.55%
           Koninklijke (Royal) Philips Electronics N.V. - ADR ....................                      600                   51,600
           Telefonaktiebolaget LM Ericsson - ADR .................................                    2,400                   64,650
                                                                                                                          ----------
                                                                                                                             116,250
                                                                                                                          ----------
     Household Products & Housewares - 2.15%
           The Procter & Gamble Company ..........................................                    1,050                   98,044
                                                                                                                          ----------

     Insurance - Multiline - 1.50%
           American International Group, Inc. ....................................                      600                   68,587
                                                                                                                          ----------

     Medical - Biotechnology - 1.64%
           Pfizer, Inc. ..........................................................                      700                   74,900
                                                                                                                          ----------

     Medical - Hospital Management & Services - 1.28%
           United HealthCare Corporation .........................................                    1,000                   58,250
                                                                                                                          ----------

     Medical Supplies - 1.42%
           Johnson & Johnson .....................................................                      700                   64,837
                                                                                                                          ----------

     Miscellaneous - Manufacturing - 1.50%
           Minnesota Mining and Manufacturing Company ............................                      800                   68,600
                                                                                                                          ----------

     Office & Business Equipment - 1.97%
           Xerox Corporation .....................................................                    1,600                   89,900
                                                                                                                          ----------

     Oil & Gas - Equipment & Services - 1.32%
           Schlumberger Limited ..................................................                    1,000                   60,187
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Oil & Gas - International - 1.57%
           Exxon Corporation .....................................................                      900                $  71,775
                                                                                                                          ----------

     Pharmaceuticals - 3.28%
           Bristol-Myers Squibb Company ..........................................                    1,000                   68,750
           Merck & Co., Inc. .....................................................                    1,200                   81,000
                                                                                                                          ----------
                                                                                                                             149,750
                                                                                                                          ----------
     Restaurants & Food Services - 1.52%
           McDonald's Corporation ................................................                    1,800                   69,300
                                                                                                                          ----------

     Retail - Apparel - 0.72%
        (a)Venator Group, Inc. ...................................................                    3,000                   32,812
                                                                                                                          ----------

     Retail - Department Stores - 1.12%
           Wal-Mart Stores, Inc. .................................................                    1,200                   51,150
                                                                                                                          ----------

     Retail - Specialty Line - 1.50%
           The Home Depot, Inc. ..................................................                    1,200                   68,250
                                                                                                                          ----------

     Telecommunications Equipment - 1.50%
           Lucent Technologies, Inc. .............................................                    1,200                   68,250
                                                                                                                          ----------

     Transportation - Air - 1.45%
        (a)FDX Corporation .......................................................                    1,200                   66,075
                                                                                                                          ----------

     Utilities - Telecommunications - 4.34%
           AT&T Corporation ......................................................                    1,200                   66,750
           Bell South Corporation ................................................                    1,500                   70,781
           MCI WorldCom, Inc. ....................................................                      700                   60,463
                                                                                                                          ----------
                                                                                                                             197,994
                                                                                                                          ----------

           Total Common Stocks (Cost $3,039,183) .................................                                         3,038,338
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest                Maturity
                                                        Principal               Rate                    Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 14.13%
           Bank of America ..........................   $ 50,000               6.875 %               02/15/2005               50,717
           Bank of America ..........................     50,000               6.125 %               07/15/2004               49,254
           Commercial Credit Company ................     50,000               6.250 %               01/01/2008               48,758
           Duke Capital Corporation .................    100,000               6.250 %               07/15/2005               97,390

                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest                Maturity               Value
                                                        Principal               Rate                    Date                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)

           Ford Motor Credit Company ................   $ 50,000               6.375 %               10/06/2000           $   50,330
           Ford Motor Credit Company ................     50,000               6.000 %               01/14/2003               49,435
           General Motors Acceptance Corporation ....     50,000               6.150 %               04/05/2007               48,675
           General Motors Acceptance Corporation ....     50,000               6.000 %               02/01/2002               49,875
           Merrill Lynch & Company ..................     50,000               6.000 %               11/15/2004               48,926
           SBC Communications .......................     50,000               6.250 %               03/01/2005               49,875
           The Walt Disney Company ..................     50,000               6.375 %               03/30/2001               50,500
           Wal-Mart Stores, Inc. ....................     50,000               6.500 %               06/01/2003               50,695
                                                                                                                          ----------

           Total Corporate Obligations (Cost $655,151) ........................................................              644,430
                                                                                                                          ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.93%

           United States Treasury Note ..............     50,000               5.625 %               02/15/2006               49,594
           United States Treasury Note ..............     50,000               6.250 %               02/15/2007               51,359
           United States Treasury Note ..............     50,000               5.500 %               03/31/2003               49,734
           United States Treasury Note ..............     50,000               5.250 %               05/15/2004               49,293
           United States Treasury Note ..............     50,000               6.000 %               07/31/2002               50,578
           United States Treasury Note ..............     50,000               5.750 %               08/15/2003               50,141
           United States Treasury Note ..............     50,000               6.500 %               10/15/2006               52,000
           United States Treasury Note ..............     50,000               5.875 %               11/15/2005               50,281
           United States Treasury Note ..............     50,000               5.625 %               12/31/2002               49,984
                                                                                                                          ----------

           Total U.S. Government and Agency Obligations (Cost $458,968) .......................................              452,964
                                                                                                                          ----------

                                                                                                       ----------
INVESTMENT COMPANIES - 6.48%                                                                             Shares
                                                                                                       ----------

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .................................                   198,432              198,432
     Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Service Shares ...........................                    97,228               97,228
                                                                                                                          ----------

           Total Investment Companies (Cost $295,660) ...............................                                        295,660
                                                                                                                          ----------

Total Value of Investments (Cost $4,448,962 (b)) ....................................                    97.14%           $4,431,392
Other Assets Less Liabilities .......................................................                     2.86%              130,565
                                                                                                        ------            ----------
     Net Assets .....................................................................                   100.00%           $4,561,957
                                                                                                        ======            ==========



                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999
                                                             (Unaudited)

     (a)   Non-income producing investment.

     (b)   Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .............................................................................         $  114,929
           Unrealized depreciation .............................................................................           (132,499)
                                                                                                                         ----------

                          Net unrealized depreciation ..........................................................         $  (17,570)
                                                                                                                         ==========


     The following acronym is used in this portfolio:

           ADR - American Depository Receipt


























See accompanying notes to financial statements

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $4,448,962) .........................................................                $ 4,431,392
       Cash ............................................................................................                    110,030
       Income receivable ...............................................................................                     21,210
       Prepaid expenses ................................................................................                        981
       Due from advisor (note 2) .......................................................................                      3,742
                                                                                                                        -----------

            Total assets ...............................................................................                  4,567,355
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                      5,398
                                                                                                                        -----------

NET ASSETS
       (applicable to 410,311 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                $ 4,561,957
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($4,561,957 / 410,311 shares) ...................................................................                    $ 11.12
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 4,553,255
       Undistributed net investment income .............................................................                        754
       Undistributed net realized gain on investments ..................................................                     25,518
       Net unrealized depreciation on investments ......................................................                    (17,570)
                                                                                                                        -----------
                                                                                                                        $ 4,561,957
                                                                                                                        ===========

















See accompanying notes to financial statements

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ending May 31, 1999
                                                             (Unaudited)

INVESTMENT INCOME

       Income
            Interest .......................................................................................               $  5,550
            Dividends ......................................................................................                 13,624
                                                                                                                           --------

                  Total income .............................................................................                 19,174
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 14,604
            Fund administration fees (note 2) ..............................................................                    731
            Legal fees .....................................................................................                  1,421
            Audit fees .....................................................................................                  1,527
            Fund accounting fees (note 2) ..................................................................                  4,500
            Custody fees ...................................................................................                  1,000
            Securities pricing fees ........................................................................                    562
            Shareholder recordkeeping fees .................................................................                  1,500
            Registration and filing administration fees ....................................................                    288
            Shareholder servicing expenses .................................................................                    895
            Registration and filing expenses ...............................................................                  1,515
            Trustee fees and meeting expenses ..............................................................                    268
            Printing expenses ..............................................................................                    585
            Other operating expenses .......................................................................                    359
                                                                                                                           --------

                  Total expenses ...........................................................................                 29,755
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .....................................................                 (6,914)
                       Investment advisory fees waived (note 2) ............................................                 (4,421)
                                                                                                                           --------

                  Net expenses .............................................................................                 18,420
                                                                                                                           --------

                       Net investment income ...............................................................                    754
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................                 28,061
       Decrease in unrealized depreciation on investments ..................................................                 38,290
                                                                                                                           --------

            Net realized and unrealized gain on investments ................................................                 66,351
                                                                                                                           --------

                  Net increase in net assets resulting from operations .....................................               $ 67,105
                                                                                                                           ========








See accompanying notes to financial statements

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended         Period ended
                                                                                                     May 31,           November 30,
                                                                                                      1999               1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ................................................................    $       754          $     1,229
         Net realized gain (loss) from investment transactions ................................         28,061               (2,543)
         (Decrease) increase in unrealized depreciation on investments ........................         38,290              (55,860)
                                                                                                   -----------          -----------

              Net increase (decrease) in net assets resulting from operations .................         67,105              (57,174)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ................................................................              0               (1,229)
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .................      2,862,445            1,690,810
                                                                                                   -----------          -----------

                   Total increase in net assets ...............................................      2,929,550            1,632,407

NET ASSETS

     Beginning of period ......................................................................      1,632,407                    0
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income of $754 in 1999) ............    $ 4,561,957          $ 1,632,407
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:
                                                ------------------------------------------------------------------------------------
                                                                   Period ended                              Period ended
                                                                   May 31, 1999                          November 30, 1998 (b)

                                                           Shares                Value               Shares                Value
                                                ------------------------------------------------------------------------------------

Shares sold ....................................             273,478          $ 3,077,843              155,940          $ 1,690,441
Shares issued for reinvestment
     of distributions ..........................                   0                    0                  107                1,229
                                                         -----------          -----------          -----------          -----------

                                                             273,478            3,077,843              156,047            1,691,670

Shares redeemed ................................             (19,138)            (215,398)                 (77)                (860)
                                                         -----------          -----------          -----------          -----------

     Net increase ..............................             254,340          $ 2,862,445              155,970          $ 1,690,810
                                                         ===========          ===========          ===========          ===========


     (b) For the period from December 1, 1997 (initial seed date) to November 30, 1998.




See accompanying notes to financial statements

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Period ended          Period ended
                                                                                               May 31,            November 30,
                                                                                                1999                1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................................................         $ 10.47              $ 10.00

       Income from investment operations
              Net investment income .....................................................            0.00                 0.02
              Net realized and unrealized gain on investments (c) .......................            0.65                 0.47
                                                                                              -----------          -----------

                     Total from investment operations ...................................            0.65                 0.49 (b)
                                                                                              -----------          -----------

       Distributions to shareholders from
              Net investment income .....................................................           (0.00)               (0.02)
                                                                                              -----------          -----------

Net asset value, end of period ..........................................................         $ 11.12              $ 10.47
                                                                                              ===========          ===========


Total return ............................................................................            6.21 %               4.86 %
                                                                                              ===========          ===========


Ratios/supplemental data

       Net assets, end of period ........................................................     $ 4,561,957          $ 1,632,407
                                                                                              ===========          ===========

       Ratio of expenses to average net assets
              Before expense reimbursements and waived fees .............................            2.45 % (d)           1.65 % (d)
              After expense reimbursements and waived fees ..............................            1.52 % (d)           1.58 % (d)

       Ratio of net investment (loss) income to average net assets
              Before expense reimbursements and waived fees .............................           (0.88)% (d)           0.03 % (d)
              After expense reimbursements and waived fees ..............................            0.06 % (d)           0.10 % (d)


       Portfolio turnover rate ..........................................................          130.94 %             116.16 %



       (a)    For the period from December 15, 1997 (commencement of operations) to November 30, 1998.

       (b)    Includes  undistributed  net investment  income of $0.00 per share and undistributed net realized gains and unrealized gains of $0.00 per share,  from  December 1, 1997  (initial  seed date)  through  December 15, 1997  (commencement  of operations).

       (c)    The amount shown in this caption for a share  outstanding  does not  correspond  with the  aggregate  net realized and repurchases of fund shares in relation to fluctuating  market values of the  investments of the fund. Net realized and unrealized  loss of  investments  includes gains of $0.82 per share due to market  appreciation  during the period and losses of $0.35 due to market depreciation during the period.

       (d)    Annualized.



See accompanying notes to financial statements

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Blue Ridge Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Blue Ridge Funds Trust (the "Trust"). The Trust, an open-ended investment company, was organized on September 30, 1997 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek total return from a combination of capital appreciation and current income. The Fund began operations on December 15, 1997. The following is a summary of significant accounting policies followed by the Fund.


              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)



              F. Options Transactions - The Fund may write put and call options only if such options are considered to be covered. A written call option is considered to be covered when the writer of the call option owns throughout the option period the security on which the option is written. A written put option is considered covered when the writer of the put has deposited and maintained in a segregated account throughout the option period sufficient cash or other liquid assets in an amount equal to or greater than the exercise price of the put option. The Fund may purchase put options and purchase call options only to close open positions.

                    When the Fund writes a covered call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sales are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

                    When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Blue Ridge Advisors, Inc. (the "Manager") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. Colonial Asset Management became the Fund's advisor (the "Manager") on April 1, 1999. Prior to that date, Blue Ridge Advisors, Inc. served as the Fund's Advisor. As compensation for its services, from December 1, 1998 to March 31, 1999 the Blue Ridge Advisors, Inc. received a fee at the annual rate of 1.65% of the first $20 million of the average daily net assets of the Fund and 1.20% of average daily net assets over $20 million. As compensation for its services, beginning April 1, 1999, the Manager receives a fee at the annual rate of 0.750% of the Fund's average daily net assets up to and including $20 million, 0.625% of the Fund's average daily net assets on the next $30 million, and 0.500% of the Fund's average daily net assets over $50 million. The Manager currently intends to voluntarily waive a portion of its fee and to reimburse the Fund for expenses as necessary to limit total Fund operating expenses to 1.45% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers will continue.

                                                                     (Continued)

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999
                                   (Unaudited)



              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. The Administrator was compensated by the Manager and not directly by the Fund from December 1, 1998 to March 31, 1999. Beginning April 1, 1999 as compensation for its services, the Administrator receives a fee at the annual rate of 0.150% of the Fund's first $100 million of average daily net assets, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), serves as the Fund's principal underwriter and distributor. The Distributor may sell Fund shares to or through qualified securities dealers or others. With respect to the Class NL shares, the Distributor receives no compensation from the Fund. Certain Trustees and officers of the Trust are also officers of the Manager, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $5,424,183 and $2,678,884, respectively, for the period ended May 31, 1999.